Putnam International Capital Opportunities Fund
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value
Australia (4.3%)
Brickworks, Ltd.	552,973	$8,524,467
Mineral Resources, Ltd.	72,728	4,401,460

		12,925,927
Canada (6.3%)
CI Financial Corp.	276,900	2,929,255
Cogeco Communications, Inc.	147,000	8,224,525
International Petroleum Corp.(NON)	666,966	7,787,901

		18,941,681
Denmark (1.7%)
Royal Unibrew A/S	72,662	5,019,539

		5,019,539
Finland (2.0%)
Konecranes Oyj	204,418	6,082,648

		6,082,648
France (11.0%)
Dassault Aviation SA	29,297	4,656,865
Eurazeo SE	99,986	6,348,660
Euronext NV	88,661	6,813,819
Kaufman & Broad SA	155,797	4,197,173
Rubis SCA	244,112	6,146,974
Thermador Groupe	50,097	4,771,205

		32,934,696
Germany (6.0%)
CompuGroup Medical SE & Co. KgaA	61,379	2,289,825
CTS Eventim AG & Co. KGaA(NON)	98,346	6,087,645
Jungheinrich AG (Preference)	178,624	5,177,983
New Work SE	26,981	4,563,420

		18,118,873
Greece (2.8%)
Motor Oil Hellas Corinth Refineries SA	228,583	4,583,410
OPAP SA	284,972	3,942,806

		8,526,216
Ireland (1.5%)
Dalata Hotel Group PLC(NON)	1,280,171	4,620,564

		4,620,564
Italy (0.8%)
DiaSorin SpA	18,289	2,448,218

		2,448,218
Japan (23.1%)
Avant Corp.	590,200	6,498,111
Fukui Computer Holdings, Inc.	304,400	6,575,323
G-7 Holdings, Inc.	527,000	5,875,053
Japan Material Co., Ltd.	413,100	7,399,279
Kobe Bussan Co., Ltd.	105,300	2,766,242
M&A Capital Partners Co., Ltd.(NON)	110,100	3,919,137
Nabtesco Corp.	236,100	5,951,457
Nakanishi, Inc.	316,300	6,621,344
NSD Co., Ltd.	298,600	5,598,372
PALTAC Corp.	110,400	3,484,958
Solasto Corp.	494,600	3,005,287
Takeuchi Manufacturing Co., Ltd.	313,000	7,293,311
TechnoPro Holdings, Inc.	158,200	4,402,085

		69,389,959
Jersey (2.6%)
Breedon Group PLC	10,843,564	7,915,211

		7,915,211
Luxembourg (1.4%)
L'Occitane International SA	1,498,500	4,214,220

		4,214,220
Netherlands (1.5%)
QIAGEN NV(NON)	90,463	4,463,184

		4,463,184
South Korea (5.5%)
Hana Financial Group, Inc.	186,315	6,383,361
i-SENS, Inc.	79,328	1,994,834
SK Square Co., Ltd.(NON)	158,023	4,568,454
Vieworks Co., Ltd.	148,019	3,597,041

		16,543,690
Spain (3.3%)
Cia de Distribucion Integral Logista Holdings SA	304,786	7,212,192
Fomento de Construcciones y Contratas SA	309,761	2,838,787

		10,050,979
Switzerland (2.4%)
Swissquote Group Holding SA	48,162	7,066,096

		7,066,096
Taiwan (5.6%)
Elite Material Co., Ltd.	543,000	3,417,009
Lite-On Technology Corp.	2,701,000	5,785,204
momo.com, Inc.	167,880	3,331,571
Yageo Corp.	285,737	4,378,795

		16,912,579
United Kingdom (15.4%)
Admiral Group PLC	203,556	4,969,547
Bellway PLC	246,884	5,992,441
Berkeley Group Holdings PLC (The)	200,778	9,261,183
Cranswick PLC	160,348	6,015,493
Domino's Pizza Group PLC	1,790,766	6,182,532
Dr. Martens PLC	1,016,307	2,491,428
Jet2 PLC(NON)	396,132	4,928,829
Liberty Global PLC Class C(NON)(S)	298,100	6,164,708

		46,006,161

Total common stocks (cost $301,853,535)		$292,180,441

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.125%, 2/28/27(i)	$127,000	$113,716

Total U.S. treasury obligations (cost $113,716)		$113,716

SHORT-TERM INVESTMENTS (4.5%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 4.10%(AFF)	Shares	2,867,480	$2,867,480
Putnam Short Term Investment Fund Class P 3.95%(AFF)	Shares	8,580,540	8,580,540
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.66%(P)	Shares	295,000	295,000
U.S. Treasury Bills 4.005%, 1/10/23(SEGSF)		$1,300,000	1,294,362
U.S. Treasury Bills 3.281%, 12/6/22(SEGSF)		400,000	399,801

Total short-term investments (cost $13,437,163)			$13,437,183
TOTAL INVESTMENTS

Total investments (cost $315,404,414)			$305,731,340

	FORWARD CURRENCY CONTRACTS at 11/30/22 (aggregate face value $166,193,292) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/18/23	$908,301	$896,478	$11,823
		British Pound	Sell	12/21/22	1,286,416	1,285,565	(851)
		Canadian Dollar	Buy	1/18/23	1,431,868	1,400,238	31,630
		Euro	Sell	12/21/22	414,823	402,740	(12,083)
		Japanese Yen	Sell	2/15/23	445,198	419,377	(25,821)
		New Taiwan Dollar	Sell	2/15/23	5,008,411	4,818,856	(189,555)
		Norwegian Krone	Buy	12/21/22	436,630	437,564	(934)
		Norwegian Krone	Sell	12/21/22	436,630	431,046	(5,584)
		Norwegian Krone	Buy	3/15/23	437,948	432,426	5,522
		Swedish Krona	Buy	12/21/22	1,399,560	1,405,617	(6,057)
	Barclays Bank PLC
		British Pound	Sell	12/21/22	5,100,677	4,901,548	(199,129)
		Euro	Sell	12/21/22	1,776,129	1,710,051	(66,078)
		New Taiwan Dollar	Sell	2/15/23	10,776,696	10,427,143	(349,553)
	Citibank, N.A.
		Danish Krone	Buy	12/21/22	197,343	193,109	4,234
		Danish Krone	Sell	12/21/22	197,343	196,322	(1,021)
		Danish Krone	Buy	3/15/23	198,740	197,789	951
		Hong Kong Dollar	Buy	2/15/23	1,050,761	1,047,041	3,720
	Goldman Sachs International
		Australian Dollar	Sell	1/18/23	1,205,514	1,157,363	(48,151)
		British Pound	Sell	12/21/22	781,185	750,574	(30,611)
		South Korean Won	Buy	2/15/23	744,282	705,119	39,162
		South Korean Won	Sell	2/15/23	1,366,770	1,276,837	(89,933)
	HSBC Bank USA, National Association
		British Pound	Sell	12/21/22	1,860,636	1,787,926	(72,710)
		Chinese Yuan (Offshore)	Buy	2/15/23	547,164	528,657	18,507
		Danish Krone	Buy	12/21/22	1,334,496	1,284,681	49,815
		Danish Krone	Sell	12/21/22	1,334,496	1,327,436	(7,060)
		Danish Krone	Buy	3/15/23	660,283	656,608	3,675
		Hong Kong Dollar	Buy	2/15/23	1,395,482	1,390,493	4,989
		Norwegian Krone	Buy	12/21/22	1,103,084	1,104,889	(1,805)
		Norwegian Krone	Sell	12/21/22	1,103,084	1,090,728	(12,356)
		Norwegian Krone	Buy	3/15/23	1,106,412	1,094,183	12,229
		Swedish Krona	Buy	12/21/22	3,182,260	3,194,326	(12,066)
		Swiss Franc	Buy	12/21/22	894,193	899,125	(4,932)
		Swiss Franc	Sell	12/21/22	894,193	892,112	(2,081)
		Swiss Franc	Buy	3/15/23	903,137	901,555	1,582
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/18/23	2,401,506	2,288,582	112,924
		British Pound	Sell	12/21/22	1,688,044	1,688,254	210
		Danish Krone	Buy	12/21/22	678,852	675,557	3,295
		Danish Krone	Sell	12/21/22	678,852	669,243	(9,609)
		New Zealand Dollar	Buy	1/18/23	1,023,668	921,560	102,108
		Norwegian Krone	Buy	12/21/22	773,515	774,810	(1,295)
		Norwegian Krone	Sell	12/21/22	773,515	764,918	(8,597)
		Norwegian Krone	Buy	3/15/23	775,849	767,304	8,545
		Singapore Dollar	Buy	2/15/23	3,520,118	3,394,261	125,857
		South Korean Won	Buy	2/15/23	1,244,418	1,211,094	33,324
		Swedish Krona	Buy	12/21/22	5,002,482	5,023,820	(21,338)
		Swiss Franc	Buy	12/21/22	12,786,116	12,660,387	125,729
		Swiss Franc	Sell	12/21/22	12,786,116	12,750,012	(36,104)
		Swiss Franc	Buy	3/15/23	11,036,682	11,017,112	19,570
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/18/23	2,350,361	2,231,303	119,058
		British Pound	Sell	12/21/22	3,167,314	3,090,257	(77,057)
		Canadian Dollar	Buy	1/18/23	5,297,377	5,336,166	(38,789)
		Euro	Sell	12/21/22	10,051,110	9,760,894	(290,216)
		Japanese Yen	Sell	2/15/23	933,357	937,618	4,261
		Swedish Krona	Buy	12/21/22	837,157	923,950	(86,793)
		Swiss Franc	Buy	12/21/22	525,709	522,690	3,019
		Swiss Franc	Sell	12/21/22	525,709	503,675	(22,034)
	NatWest Markets PLC
		British Pound	Sell	12/21/22	1,198,251	1,144,805	(53,446)
		Swedish Krona	Buy	12/21/22	110,655	111,147	(492)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/18/23	2,869,020	2,736,202	132,818
		British Pound	Sell	12/21/22	362,912	368,912	6,000
		Canadian Dollar	Buy	1/18/23	1,493,396	1,470,714	22,682
		Danish Krone	Buy	12/21/22	960,257	912,685	47,572
		Danish Krone	Sell	12/21/22	960,257	936,347	(23,910)
		Danish Krone	Buy	3/15/23	360,839	359,460	1,379
		Euro	Sell	12/21/22	1,297,311	1,233,206	(64,105)
		Hong Kong Dollar	Buy	2/15/23	1,074,477	1,070,609	3,868
		Israeli Shekel	Buy	1/18/23	2,849,349	2,771,937	77,412
		Japanese Yen	Sell	2/15/23	1,717,509	1,617,837	(99,672)
	Toronto-Dominion Bank
		Canadian Dollar	Buy	1/18/23	431,584	429,154	2,430
		Euro	Sell	12/21/22	1,396,118	1,327,461	(68,657)
		Hong Kong Dollar	Buy	2/15/23	644,812	642,533	2,279
	UBS AG
		Canadian Dollar	Buy	1/18/23	140,910	138,731	2,179
		Euro	Sell	12/21/22	2,386,481	2,313,971	(72,510)
		Japanese Yen	Sell	2/15/23	1,438,183	1,354,889	(83,294)
		Norwegian Krone	Buy	12/21/22	1,000,808	1,002,594	(1,786)
		Norwegian Krone	Sell	12/21/22	1,000,808	989,673	(11,135)
		Norwegian Krone	Buy	3/15/23	1,003,828	992,855	10,973
		Swiss Franc	Buy	12/21/22	1,333,026	1,325,329	7,697
		Swiss Franc	Sell	12/21/22	1,333,026	1,315,417	(17,609)
	WestPac Banking Corp.
		British Pound	Sell	12/21/22	2,354,289	2,260,152	(94,137)
		Canadian Dollar	Buy	1/18/23	3,778,984	3,721,426	57,558
		Euro	Buy	12/21/22	1,581,537	1,544,731	36,806
		Euro	Sell	12/21/22	1,581,537	1,540,183	(41,354)
		Japanese Yen	Buy	2/15/23	2,117,454	2,001,343	116,111

	Unrealized appreciation						1,373,503

	Unrealized (depreciation)						(2,362,310)

	Total						$(988,807)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $300,670,199.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$3,686,710	$819,230	$6,728	$2,867,480
	Putnam Short Term Investment Fund**	2,429,749	22,253,004	16,102,213	29,754	8,580,540

	Total Short-term investments	$2,429,749	$25,939,714	$16,921,443	$36,482	$11,448,020
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $2,867,480 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,837,296.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,534,592.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	17.7%
	Information technology	14.7
	Consumer discretionary	14.5
	Financials	12.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,579,567 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,534,592 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$—	$12,925,927	$—
Canada	11,153,780	7,787,901	—
Denmark	—	5,019,539	—
Finland	—	6,082,648	—
France	—	32,934,696	—
Germany	—	18,118,873	—
Greece	—	8,526,216	—
Ireland	—	4,620,564	—
Italy	—	2,448,218	—
Japan	—	69,389,959	—
Jersey	—	7,915,211	—
Luxembourg	—	4,214,220	—
Netherlands	—	4,463,184	—
South Korea	—	16,543,690	—
Spain	—	10,050,979	—
Switzerland	—	7,066,096	—
Taiwan	—	16,912,579	—
United Kingdom	6,164,708	39,841,453	—

Total common stocks	17,318,488	274,861,953	—
U.S. treasury obligations	—	113,716	—
Short-term investments	295,000	13,142,183	—

Totals by level	$17,613,488	$288,117,852	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(988,807)	$—

Totals by level	$—	$(988,807)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$184,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com